Investments - Summary of Current and Non-current Classifications of Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets [abstract]
Current investments	₨ 146,637.5	$ 2,249.9	₨ 150,411.5
Non-current investments	7,576.5	116.3	6,868.2
Total	₨ 154,214.0	$ 2,366.2	₨ 157,279.7